Segment Reporting - Revenue from Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net sales	$ 31,622	$ 24,285	$ 26,149
Total Revenues	33,428	26,032	28,079
Depreciation and amortization	611	630	660
Expenditures for long-lived assets	714	484	637
Industrial Activities
Segment Reporting Information [Line Items]
Net sales	31,622	24,285	26,149
Depreciation and amortization	608	627	657
Expenditures for long-lived assets	706	481	633
Industrial Activities | Operating Segments
Segment Reporting Information [Line Items]
Net sales	31,622	24,285	26,149
Industrial Activities | Eliminations and other
Segment Reporting Information [Line Items]
Net sales	(2,759)	(1,858)	(2,134)
Industrial Activities | Other activities and adjustments
Segment Reporting Information [Line Items]
Depreciation and amortization	1	2	2
Expenditures for long-lived assets	0	2	1
Agriculture
Segment Reporting Information [Line Items]
Depreciation and amortization	254	248	281
Expenditures for long-lived assets	307	185	232
Agriculture | Operating Segments
Segment Reporting Information [Line Items]
Net sales	14,721	10,923	10,959
Construction
Segment Reporting Information [Line Items]
Depreciation and amortization	38	46	55
Expenditures for long-lived assets	53	42	46
Construction | Operating Segments
Segment Reporting Information [Line Items]
Net sales	3,081	2,170	2,768
Commercial and Specialty Vehicles
Segment Reporting Information [Line Items]
Depreciation and amortization	196	211	195
Expenditures for long-lived assets	218	160	258
Commercial and Specialty Vehicles | Operating Segments
Segment Reporting Information [Line Items]
Net sales	12,160	9,421	10,439
Powertrain
Segment Reporting Information [Line Items]
Depreciation and amortization	119	120	124
Expenditures for long-lived assets	128	92	96
Powertrain | Operating Segments
Segment Reporting Information [Line Items]
Net sales	4,419	3,629	4,117
Financial Services
Segment Reporting Information [Line Items]
Depreciation and amortization	3	3	3
Expenditures for long-lived assets	8	3	4
Financial Services | Operating Segments
Segment Reporting Information [Line Items]
Total Revenues	1,870	1,823	2,011
Financial Services | Eliminations and other
Segment Reporting Information [Line Items]
Total Revenues	$ (64)	$ (76)	$ (81)